Insurance Contracts and Private Pension - Summary of Claims Development (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Reinsurance Transactions [Line Items]
(-) IBNER	R$ 373	R$ 299
Claims development [member]
Disclosure of Reinsurance Transactions [Line Items]
Provision for unsettled claims (PSL) (*)	618
(-) IBNER	258
(-) Reinsurance	37
Retrocession and other estimates	(17)
Liability claims presented in the development table (a + b)	340
Administratives claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	993	1,149	R$ 934	R$ 938	R$ 1,009
Accumulated payments through base date	994	1,028	961	1,061	1,075
Accumulated payments through base date to current date		5,119
Liabilities recognized in the balance sheet	18	121	14	17	10
Accumulated liabilities recognized in the balance sheet		180
Liabilities in relation to prior periods		17
Total administratives claims		197
Administratives claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,012		977	981	1,054
Administratives claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			975	1,001	1,082
Administratives claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				1,078	1,091
Administratives claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					1,084
Administratives claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,012	1,149	975	1,078	1,084
Judicial claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	16	20	28	26	30
Accumulated payments through base date	27	14	44	44	61
Accumulated payments through base date to current date		190
Liabilities recognized in the balance sheet	7	6	8	11	10
Accumulated liabilities recognized in the balance sheet		42
Liabilities in relation to prior periods		101
Total administratives claims		143
Judicial claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	33		40	35	41
Judicial claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			51	43	52
Judicial claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				55	64
Judicial claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					71
Judicial claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	R$ 33	R$ 20	R$ 51	R$ 55	R$ 71